UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund, Series II
Schedule of Investments
January 31, 2009 (Unaudited)

				% of
		Shares	Value	Net Assets
COMMON STOCKS - 97.31%
Consumer Discretionary - 7.59%
America's Car Mart, Inc. (a)		63,500	$577,215	1.98%
Exide Technologies (a)		67,900	246,477	0.85%
Hasbro, Inc.		31,900	769,747	2.65%
Overstock.com, Inc. (a)		43,900	482,022	1.66%
Stoneridge, Inc. (a)		66,700	130,732	0.45%
			2,206,193	7.59%
Consumer Staples - 6.25%
Cal-Maine Foods, Inc.		35,200	953,216	3.28%
Flowers Foods, Inc.		40,200	863,898	2.97%
			1,817,114	6.25%
Energy - 14.72%
Enbridge, Inc. (b)		26,400	865,920	2.97%
Gulf Island Fabrication, Inc.		23,300	293,347	1.01%
Hess Corp.		9,000	500,490	1.72%
Interoil Corp. (a)(b)		38,700	663,705	2.28%
Murphy Oil Corp.		11,600	512,488	1.76%
Oil States International, Inc. (a)		17,900	327,749	1.13%
PHI, Inc. (a)		28,300	340,166	1.17%
Statoil ASA - ADR (b)		30,500	525,515	1.81%
Willbros Group, Inc. (a)(b)		26,000	253,240	0.87%
			4,282,620	14.72%
Health Care - 3.24%
Hanger Orthopedic Group, Inc. (a)		69,000	941,850	3.24%

Industrials - 17.89%
Aecom Technology Corp Delaware (a)		35,000	885,850	3.05%
Clean Harbors, Inc. (a)		16,000	856,160	2.94%
EnerSys (a)		33,300	303,363	1.04%
ENGlobal Corp. (a)		79,900	247,690	0.85%
Fluor Corp.		12,200	474,580	1.63%
Metalico, Inc. (a)		65,000	159,250	0.55%
Reliance Steel & Aluminum Co.		14,800	327,524	1.13%
Ryder System, Inc.		16,500	557,370	1.92%
SPX Corp.		8,600	362,146	1.24%
Stanley, Inc. (a)		34,000	1,028,840	3.54%
			5,202,773	17.89%
Information Technology - 18.74%
Celestica, Inc. (a)(b)		135,000	580,500	1.99%
Hackett Group, Inc. (a)		198,300	557,223	1.92%
Mantech International Corp. - Class A (a)		23,700	1,271,031	4.37%
Multi-Fineline Electronix, Inc. (a)		41,100	761,583	2.62%
NCI, Inc. (a)		49,700	1,491,000	5.13%
UTStarcom, Inc. (a)		208,100	305,907	1.05%
Western Digital Corp. (a)		33,000	484,440	1.66%
			5,451,684	18.74%
Materials - 14.78%
Airgas, Inc.		19,500	688,545	2.37%
AK Steel Holding Corp.		16,800	135,576	0.47%
Arcelor Mittal - ADR (b)		11,700	264,069	0.91%
Celanese Corp.		25,500	271,575	0.93%
General Steel Holdings, Inc. (a)		72,500	200,100	0.69%
Gerdau Ameristeel Corp. (b)		59,000	345,740	1.19%
Innophos Holdings, Inc.		35,600	538,628	1.85%
Olympic Steel, Inc.		15,000	238,050	0.82%
Schnitzer Steel Industries, Inc.		9,900	388,773	1.34%
Steel Dynamics, Inc.		29,100	309,042	1.06%
Stepan Co.		25,000	917,250	3.15%
			4,297,348	14.78%
Utilities - 14.10%
The Laclede Group, Inc.		28,200	1,279,998	4.40%
MDU Resources Group, Inc.		32,700	650,403	2.23%
Otter Tail Corp.		29,300	593,911	2.04%
TECO Energy, Inc.		53,000	636,530	2.19%
Vectren Corp.		36,500	941,335	3.24%
			4,102,177	14.10%
TOTAL COMMON STOCKS (Cost $53,260,010)			$28,301,759	97.31%
		Principal		% of
		Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 2.97%
Variable Rate Demand Notes# - 2.97%
American Family Financial Services, Inc.
0.000%, 12/31/2031		$495,107	$495,107	1.70%
Wisconsin Corporate Central Credit Union
0.001%, 12/31/2031		370,000	370,000	1.27%
Total Variable Rate Demand Notes (Cost $865,107)			865,107	2.97%
TOTAL SHORT TERM INVESTMENTS (Cost $865,107)			$865,107	2.97%
Total Investments (Cost $54,125,117) - 100.28%			$29,166,866	100.28%
Liabilities in Excess of Other Assets - (0.28)%			(82,342)	(0.28)%
TOTAL NET ASSETS - 100.00%			$29,084,524	100.00%

(a) Non Income Producing
(b) Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2009.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

Cost of investments	$54,235,900
Gross unrealized appreciation	925,595
Gross unrealized depreciation	(25,994,629)
Net unrealized depreciation	$(25,069,034)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009
Various inputs are used in determining the value of the Fund's investments, which are summarized as follows:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

Description	Investments in Securities
Level 1 - Quoted prices in active markets for identical securities	$ 28,301,759
Level 2 - Other significant observable inputs	865,107
Level 3 - Significant unobservable inputs	—
Total	$ 29,166,866

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)                  /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date     3/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date     3/26/2009

By (Signature and Title)*               /s/ Teresa M. Nilsen
Teresa M. Nilsen,
Treasurer(Principal Executive Officer)
Date     3/26/2009